Borrowings - Schedule of Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Borrowings [Line Items]
Borrowings
Consideration transferred, acquisition-date fair value		$ 5,088,600
Current borrowings		$ 5,088,600
Trade Financing [Member]
Borrowings [Line Items]
Borrowings, maturity	April 10, 2025 to July 18, 2025	April 10, 2025 to July 18, 2025
Borrowings		$ 584,350
Trade Financing [Member] | Bottom of range [member]
Borrowings [Line Items]
Borrowings, interest rate	5.70%	5.70%
Trade Financing [Member] | Top of range [member]
Borrowings [Line Items]
Borrowings, interest rate	6.56%	6.56%
Export Financing [Member]
Borrowings [Line Items]
Borrowings, maturity	May 15, 2025 to June 30, 2025	May 15, 2025 to June 30, 2025
Borrowings		$ 4,504,250
Export Financing [Member] | Bottom of range [member]
Borrowings [Line Items]
Borrowings, interest rate	5.38%	6.72%
Export Financing [Member] | Top of range [member]
Borrowings [Line Items]
Borrowings, interest rate	6.62%	5.38%